COMPANY ACTIVITY AND CORPORATE INFORMATION	12 Months Ended
Dec. 31, 2022
Disclosure of notes and other explanatory information [abstract]
Disclosure of notes and other explanatory information [text block]	COMPANY ACTIVITY AND CORPORATE INFORMATION
(a)Description of business
Atento S.A. and its subsidiaries (“Atento Group”) offer customer relationship management services to their clients through delivery centers or multichannel platforms. The group operates in 15 jurisdictions globally with more than 127,158 staff and services over 400 clients.
The Company was incorporated on March 5, 2014 under the laws of the Grand-Duchy of Luxembourg, with its current registered office in Luxembourg at 1, rue Hildegard Von Bingen, L-1782 Luxembourg-Findel4, Rue Lou Hemmer.
The principal shareholders with majority of interest of the Company are Mezzanine Partners II Offshore Lux Sarl II, Mezzanine Partners II Onshore Lux Sarl II, Mezzanine Partners II Institutional Lux Sarl II, Mezzanine Partners II AP LUX SARL II (funds controlled by HPS Investment Partners, LLC) and Chesham Investment Pte Ltd. (fund controlled by GIC Asset Management Pte., LTD) and Taheebo Holdings LLC (fund controlled by Farallon Capital Management, LLC) and Kyma Capital Opportunities Fund Limited (fund controlled by Kyma Capital Limited).
The corporate purpose of its subsidiaries, with the exception of the intermediate holding companies, is to establish, manage and operate through multichannel platforms; to provide telemarketing, marketing and “call center” services, as well. The Company’s ordinary shares are traded on NYSE under the symbol “ATTO” until July 21, 2023. More details on Consolidated Financial Statements- Subsequent Events